RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)												3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 17, 2025	Dec. 03, 2024	May 09, 2024	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	Dec. 21, 2023	Aug. 18, 2023	Feb. 11, 2022	Dec. 18, 2021	Feb. 16, 2021	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2024
Related Party Transaction [Line Items]
Description of exceptions for transfer assign or sell founder shares																(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Interest expense debt																$ 891,624	$ 8,966
Due to affiliate																358,939	$ 238,939
Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
Aggregate purchase price
Exercise price of warrant																$ 0.40	$ 0.02
Debt																$ 0	$ 181,061
Interest expense debt																97,988
Sponsor contribution																257,613
Loans payable																0	360,636
Due to affiliate																111,026	626
Officer and directors compensation																356,032	100,000
Convertible debt																0	0
Accrued interest payable																0	0
Working capital loans																$ 1,266,832	$ 360,636
Parent Company [Member]
Related Party Transaction [Line Items]
Aggregate purchase price												$ 28,561	$ 229,084
Exercise price of warrant																$ 0.40	$ 0.13
Interest expense debt														$ 817,824
Due to affiliate	$ 353,679															$ 111,026
Officer and directors compensation														14,131,250
Working capital loans	499,214
Working capital loans														499,214
Commitment fee														1,750,000
Notes payable, current														1,331,356		1,266,832
Loan and Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Funded loan amount					$ 150,000	$ 50,000	$ 250,000
Funded amount					150,000	50,000	250,000
Loan and Transfer Agreementt [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Funded loan amount					149,214	50,000	250,000
Funded amount					$ 149,214	$ 50,000	$ 250,000
Second Loan And Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Funded loan amount		$ 50,000
Funded amount		50,000
Second Loan And Transfer Agreementt [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Funded loan amount		50,000
Funded amount		$ 50,000
First Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sponsor contribution				$ 1,000,000
First Subscription Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Debt	$ 1,500,000
Sponsor contribution				$ 1,000,000
Second Subscription Agreements [Member]
Related Party Transaction [Line Items]
Sponsor contribution			$ 500,000
Payments for loans			500,000
Loans payable																500,000
Second Subscription Agreements [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Sponsor contribution			500,000
Payments for loans			$ 500,000
First And Second Subscription Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Loan balance														$ 1,500,000
Modified Promissory Note Fee Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Loans payable																		$ 1,000,000
Common Class A [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares	50,000
Common Class A [Member] | Private Placement Warrants [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Exercise price of warrant														$ 11.50
Sponsor and SSVK Associates LLC Member
Related Party Transaction [Line Items]
Amortization of the debt discount																33,491	$ 143,464
Interest expense debt																425,436	8,966
Sponsor and SSVK Associates LLC Member | Loan and Transfer Agreement [Member]
Related Party Transaction [Line Items]
Debt																250,000	155,848
Sponsor and SSVK Associates LLC Member | Loan and Transfer Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Debt														$ 250,000		250,000
Apogee Pharma and Jinal Sheth [Member]
Related Party Transaction [Line Items]
Amortization of the debt discount																33,492
Interest expense debt																425,436
Apogee Pharma and Jinal Sheth [Member] | Loan and Transfer Agreement [Member]
Related Party Transaction [Line Items]
Debt																465,722
Affiliates [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Due to affiliate														353,679
Related Party [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Notes payable, current														1,331,357		1,266,832
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Share dividend									1.11111111
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned									7,187,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares											8,625,000
Aggregate purchase price											$ 25,000
Shares surrendered										2,156,250
Aggregate number of shares owned										6,468,750
Founder Shares [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares								6,834,333
Exercise price of warrant								$ 1.00
Founder Shares [Member] | New Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of common stock, shares								4,317,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant																$ 1,500,000
Conversion price of warrant																$ 1.50
Related Party Loans [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant														$ 1,500,000
Conversion price of warrant														$ 1.50
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note																$ 449,214	0
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative services fee																10,000
Expenses incurred																$ 120,000	$ 120,000